Fees Summary	Sep. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 17,471,270
Previously Paid Amount	0.00
Total Fee Amount	2,412.78
Total Offset Amount	0.00
Net Fee	2,412.78
Narrative - Max Aggregate Offering Price	$ 17,471,270
Final Prospectus	true